AMERICAN CENTURY MUTUAL FUNDS, INC.


                             PROSPECTUS SUPPLEMENT

                          Select * Heritage * Growth

                                 Ultra * Vista

             Investor Class * Institutional Class * Advisor Class

                       SUPPLEMENT DATED AUGUST 20, 1998

            Prospectus dated March 1, 1998 (revised March 13, 1998)


The following paragraphs are added under the heading "Management" found on page 26 of the Investor Class Prospectus, page 30 of the Institutional Class Prospectus and page 26 of the Advisor Class Prospectus.


     RICHARD S. WELSH, Portfolio Manager, joined American Century in August 1994 as an Equity Research Analyst and was promoted to Investment Analyst in January 1997. In May 1998, he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Welsh served as Equity Research Analyst for Brown Brothers Harriman & Company. He is a member of the team that manages Select.


     GREGORY J. WOODHAMS, Portfolio Manager, joined American Century in September 1997 as an Investment Analyst. In May 1998, he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Woodhams served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank. He is a member of the team that manages Growth.


The following new section is added after the section "Transfer and Administrative Services" found on page 28 of the Investor Class Prospectus, page 31 of the Institutional Class Prospectus and page 27 of the Advisor Class Prospectus.


YEAR 2000 ISSUES


     Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly its ability to provide shareholder services, may be hampered.


     In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers.

     However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.

                                                 [american century logo(reg.sm)]
                                                            American
                                                         Century(reg.tm)

                                                                 P.O. Box 419200
                                                           Kansas City, Missouri
                                                                      64141-6200
                                                  1-800-345-2021 or 816-531-5575

SH-SPL-13720  9808

                         AMERICAN CENTURY INVESTMENTS


                             PROSPECTUS SUPPLEMENT

                             DATED AUGUST 20, 1998

The  following   disclosure  is  added  to  the  prospectus  under  the  heading
"Management" following the subsection "Transfer and Administrative Services."


YEAR 2000 ISSUES

     Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly its ability to provide shareholder services, may be hampered.


     In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.

                                                 [american century logo(reg.sm)]
                                                            American
                                                         Century(reg.tm)

                                                                 P.O. Box 419200
                                                           Kansas City, Missouri
                                                                      64141-6200
                                                  1-800-345-2021 or 816-531-5575
SH-SPL-13719  9808